BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives of Property Plant and Equipment

Depreciation is provided on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5